Biological assets (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [text block]

	06/30/2026	12/31/2025
Opening balance	26,097,164	22,283,001
Additions	3,617,275	7,913,483
Depletions	(3,174,187)	(5,352,271)
Transfers		15,233
Gain on fair value adjustments (Note 7)	1,157,728	1,516,458
Disposals	(21,674)	(107,815)
Write-offs	(44,611)	(170,925)
Closing balance	27,631,695	26,097,164

Schedule of Assumptions Used for Calculation of Fair Value of Biological Assets

	06/30/2026	12/31/2025
Useful productive planted area (hectare) eligible for fair value calculation	1,298,200	1,228,834
Mature assets (6 to 7 years)	181,175	173,476
Immature assets (1 to 5 years)	1,117,025	1,055,358
Average annual growth (IMA) – m3/hectare/year	38.13	37.46
Average gross sale price of eucalyptus – R$/m3	116.77	111.9
Discount rate (post-tax)	8.10%	8.10%

Disclosure of Gains Losses On Fair Value Adjustment Biological Assets

	06/30/2026	12/31/2025
Physical changes and discount rate (1)	452,463	325,445
Price of wood	705,265	1,191,013
	1,157,728	1,516,458